Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) (Table) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total	$ (3,501)	$ 8,107	$ 20,169
Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
Interest rate swaps	(7,042)	(3,338)	(2,964)
Total	$ (7,042)	$ (3,338)	$ (2,964)